INTANGIBLE ASSETS (Schedule Of Amortization Expense for Intangible Assets) (Details)	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 8,115,855
2020	8,108,251
2021	8,107,674
2022	8,103,936
2023	8,040,120
Total	$ 40,475,836